SCHEDULE OF INCOME BEFORE INCOME TAXES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Total income (loss) before income taxes	$ 594,091	$ (1,774,517)
CHINA
Effective Income Tax Rate Reconciliation [Line Items]
Total income (loss) before income taxes	1,298,457	414,924
HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
Total income (loss) before income taxes	(1,122)	(113,406)
VIRGIN ISLANDS, BRITISH
Effective Income Tax Rate Reconciliation [Line Items]
Total income (loss) before income taxes	$ (703,244)	$ (2,076,035)